Segmental analysis - Adjusted balance sheet reconciliation (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of operating segments [line items]
Loans and advances to customers (net)	$ 1,018,681	$ 1,036,743
Interests in associates and joint ventures	24,800	24,474
Total external assets	2,922,798	2,715,152
Customer accounts	1,532,380	1,439,115
Adjusted
Disclosure of operating segments [line items]
Loans and advances to customers (net)	1,018,681	1,006,661	$ 1,002,980
Interests in associates and joint ventures	24,800	24,231	23,523
Total external assets	2,922,798	2,638,494	2,703,565
Customer accounts	$ 1,532,380	1,399,656	$ 1,357,147
Currency translation
Disclosure of operating segments [line items]
Loans and advances to customers (net)		30,082
Interests in associates and joint ventures		243
Total external assets		76,658
Customer accounts		$ 39,459